Note 9 - Income tax - Summary of Differences Between Income Tax and Theoretical Amount Using Tax Rate in Each Country (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax [line items]
Income before income tax	$ 2,473,895	$ 2,556,453	$ 4,632,789
Tax calculated at the tax rate in each country	(600,820)	(599,944)	(1,127,428)
Effect of currency translation on tax base	(97,197)	(340,094)	(346,573)
Changes in the tax rates	2,055	(24,019)	1,535
Utilization of previously unrecognized tax losses	219	588	787
Tax revaluation, withholding tax and others	195,127	483,789	796,723
Tax charges	$ (500,616)	$ (479,680)	$ (674,956)